Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$581,532.88

Principal:
Principal Collections	$10,786,118.64
Prepayments in Full	$4,502,556.22
Liquidation Proceeds	$83,211.88
Recoveries	$48,147.76
Sub Total	$15,420,034.50
Collections	$16,001,567.38

Purchase Amounts:
Purchase Amounts Related to Principal	$156,919.44
Purchase Amounts Related to Interest	$553.83
Sub Total	$157,473.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,159,040.65

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,159,040.65
Servicing Fee	$216,626.21	$216,626.21	$0.00	$0.00	$15,942,414.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,942,414.44
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,942,414.44
Interest - Class A-3 Notes	$78,507.09	$78,507.09	$0.00	$0.00	$15,863,907.35
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$15,740,355.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,740,355.35
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$15,690,122.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,690,122.35
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$15,652,636.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,652,636.68
Regular Principal Payment	$14,207,805.06	$14,207,805.06	$0.00	$0.00	$1,444,831.62
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,444,831.62
Residual Released to Depositor	$0.00	$1,444,831.62	$0.00	$0.00	$0.00

Total		$16,159,040.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,207,805.06
Total					$14,207,805.06
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,207,805.06	$39.31	$78,507.09	$0.22	$14,286,312.15	$39.53
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$14,207,805.06	$13.50	$289,777.76	$0.28	$14,497,582.82	$13.78

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$73,029,850.73	0.2020637	$58,822,045.67	0.1627526
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$220,649,850.73	0.2096137	$206,442,045.67	0.1961165

Pool Information
Weighted Average APR	2.631%	2.642%
Weighted Average Remaining Term	28.49	27.72
Number of Receivables Outstanding	16,074	15,539
Pool Balance	$259,951,448.04	$244,322,587.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$242,970,662.59	$228,528,424.62
Pool Factor	0.2267963	0.2131608

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$15,794,162.73
Targeted Overcollateralization Amount	$37,880,541.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,880,541.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$100,054.51
(Recoveries)		39	$48,147.76
Net Loss for Current Collection Period			$51,906.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2396%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5454%
Second Prior Collection Period			0.6499%
Prior Collection Period			0.3738%
Current Collection Period			0.2470%
Four Month Average (Current and Prior Three Collection Periods)			0.4540%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,306	$5,264,676.64
(Cumulative Recoveries)			$1,285,416.42
Cumulative Net Loss for All Collection Periods			$3,979,260.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3472%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,031.15
Average Net Loss for Receivables that have experienced a Realized Loss			$3,046.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.69%	182	$4,118,325.46
61-90 Days Delinquent	0.25%	29	$605,250.13
91-120 Days Delinquent	0.08%	9	$183,749.62
Over 120 Days Delinquent	0.15%	12	$356,156.09
Total Delinquent Receivables	2.15%	232	$5,263,481.30

Repossession Inventory:
Repossessed in the Current Collection Period		7	$186,236.81
Total Repossessed Inventory		9	$229,101.45

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2656%
Prior Collection Period			0.3359%
Current Collection Period			0.3218%
Three Month Average			0.3078%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4687%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	36

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	64	$1,539,895.19
2 Months Extended	103	$2,556,281.40
3+ Months Extended	12	$290,780.98

Total Receivables Extended	179	$4,386,957.57
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer